UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2011

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 86.8% (a)

COMMERCIAL SERVICES SECTOR - 5.8%
	Advertising/Marketing Services - 1.1%
1,556,000	Harte-Hanks, Inc.	$12,634,720
	Financial Publishing/Services - 1.4%
211,000	The Dun & Bradstreet Corporation	15,938,940
	Miscellaneous Commercial Services - 3.3%
736,000	Cintas Corp.	24,310,080
620,000	TeleTech Holdings, Inc. *	13,069,600
		37,379,680
CONSUMER DURABLES SECTOR - 0.9%
	Other Consumer Specialties - 0.9%
289,950	Mine Safety Appliances Co.	10,826,733

CONSUMER NON-DURABLES SECTOR - 5.7%
	Food: Meat/Fish/Dairy - 1.7%
411,000	Sanderson Farms, Inc.	19,637,580
	Food: Specialty/Candy - 4.0%
1,260,000	Flowers Foods, Inc.	27,770,400
286,000	Lancaster Colony Corporation	17,394,520
		45,164,920
CONSUMER SERVICES SECTOR - 2.0%
	Publishing: Books/Magazines - 2.0%
725,000	Meredith Corp.	22,569,250

DISTRIBUTION SERVICES SECTOR - 11.1%
	Electronics Distributors - 5.8%
1,014,000	Arrow Electronics, Inc. *	42,081,000
658,000	ScanSource, Inc. *	24,661,840
		66,742,840
	Medical Distributors - 3.6%
1,256,000	Patterson Companies Inc.	41,309,840
	Wholesale Distributors - 1.7%
538,000	United Stationers Inc.	19,061,340

ELECTRONIC TECHNOLOGY SECTOR - 2.0%
	Aerospace & Defense - 2.0%
326,000	Alliant Techsystems Inc.	23,253,580

FINANCE SECTOR - 10.5%
	Insurance Brokers/Services - 3.2%
1,293,000	Arthur J. Gallagher & Co.	36,902,220
	Investment Managers - 0.9%
445,000	Federated Investors, Inc. Cl B	10,608,800
	Life/Health Insurance - 1.6%
808,000	Protective Life Corp.	18,689,040
	Property/Casualty Insurance - 3.3%
1,145,000	W.R. Berkley Corp.	37,143,800
	Regional Banks - 1.5%
293,000	Cullen/Frost Bankers, Inc.	16,657,050

HEALTH SERVICES SECTOR - 3.4%
	Health Industry Services - 2.3%
447,000	Covance Inc. *	26,538,390
	Medical/Nursing Services - 1.1%
573,000	VCA Antech, Inc. *	12,147,600

HEALTH TECHNOLOGY SECTOR - 3.6%
	Medical Specialties - 3.6%
199,000	Bio-Rad Laboratories, Inc. *	23,752,640
408,000	West Pharmaceutical Services, Inc.	17,854,080
		41,606,720
INDUSTRIAL SERVICES SECTOR - 4.4%
	Oilfield Services/Equipment - 4.4%
563,000	Bristow Group, Inc.	28,724,260
399,000	Dresser-Rand Group, Inc. *	21,446,250
		50,170,510
MISCELLANEOUS SECTOR - 1.2%
	Investment Trusts/Mutual Funds - 1.2%
457,000	PICO Holdings, Inc. *	13,253,000

NON-ENERGY MINERALS SECTOR - 1.5%
	Construction Materials - 1.5%
629,000	Eagle Materials Inc.	17,530,230

PROCESS INDUSTRIES SECTOR - 8.3%
	Chemicals: Specialty - 1.6%
243,000	Sigma-Aldrich Corp.	17,831,340
	Containers/Packaging - 4.5%
561,000	AptarGroup, Inc.	29,362,740
638,000	Bemis Company, Inc.	21,551,640
		50,914,380
	Industrial Specialties - 2.2%
702,000	Valspar Corp.	25,314,120

PRODUCER MANUFACTURING SECTOR - 10.6%
	Electrical Products - 2.4%
1,272,000	Molex Inc. Cl A	27,322,560
	Industrial Conglomerates - 2.3%
311,825	SPX Corporation	25,775,454
	Industrial Machinery - 2.6%
430,000	Kennametal Inc.	18,150,300
333,000	Woodward Inc.	11,608,380
		29,758,680
	Miscellaneous Manufacturing - 2.7%
626,000	Carlisle Companies Inc.	30,817,980
	Office Equipment/Supplies - 0.6%
164,325	Avery Dennison Corporation	6,347,875

RETAIL TRADE SECTOR - 8.1%
	Catalog/Specialty Distribution - 1.5%
522,600	HSN, Inc. *	17,203,992
	Discount Stores - 2.0%
425,000	Family Dollar Stores, Inc.	22,338,000
	Food Retail - 1.8%
471,650	Ruddick Corp.	20,535,641
	Specialty Stores - 2.8%
714,000	PetSmart, Inc.	32,394,180

TECHNOLOGY SERVICES SECTOR - 4.0%
	Data Processing Services - 2.2%
1,047,000	Broadridge Financial Solutions Inc.	25,201,290
	Information Technology Services - 1.8%
694,000	Jack Henry & Associates, Inc.	20,826,940

TRANSPORTATION SECTOR - 3.7%
	Marine Shipping - 1.5%
303,000	Kirby Corp. *	17,171,010
	Trucking - 2.2%
542,000	J.B. Hunt Transport Services, Inc.	25,522,780
	Total common stocks (cost $729,806,483)	991,043,005

SHORT-TERM INVESTMENTS - 13.0% (a)
	Commercial Paper - 13.0%
$148,800,000	U.S. Bank, N.A., 0.01%, due 07/01/11	148,800,000
	Total commercial paper (cost $148,800,000)	148,800,000
	Total short-term investments (cost $148,800,000)	148,800,000
	Total investments - 99.8% (cost $878,606,483)	1,139,843,005
	Cash and receivables, less liabilities - 0.2% (a)	1,767,125
	TOTAL NET ASSETS - 100.0%	$1,141,610,130

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$878,606,483
Gross unrealized appreciation	283,202,628
Gross unrealized depreciation	(21,966,106)
Net unrealized appreciation	$261,236,522

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$991,043,005

Level 2 – Short-Term Commercial Paper	148,800,000
Level 3 –	---
Total	$1,139,843,005

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)    FMI Common Stock Fund, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   August 3, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   August 3, 2011

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   August 3, 2011